DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.6%
Basic Materials - 2.0%
Chemicals - 1.6%
Air Products and Chemicals, Inc., 2.05%, 5/15/30	$5,000	$4,255
Dow Chemical Co., 2.10%, 11/15/30	10,000	8,354
DuPont de Nemours, Inc., 5.419%, 11/15/48	5,000	4,921
Ecolab, Inc., 2.70%, 12/15/51	5,000	3,165
LyondellBasell Industries NV, 4.625%, 2/26/55	4,000	3,289
Nutrien Ltd., 2.95%, 5/13/30	10,000	8,854
PPG Industries, Inc., 1.20%, 3/15/26	6,000	5,547
Sherwin-Williams Co., 4.50%, 6/1/47	7,000	6,051

(Cost $53,435)		44,436

Mining - 0.4%
Freeport-McMoRan, Inc., 4.25%, 3/1/30	5,000	4,678
Newmont Corp., 4.875%, 3/15/42	5,000	4,601

(Cost $9,838)		9,279

Communications - 10.3%
Internet - 2.1%
Alibaba Group Holding Ltd., 3.25%, 2/9/61	5,000	3,164
Alphabet, Inc.
1.998%, 8/15/26	5,000	4,698
2.05%, 8/15/50	5,000	2,959
Amazon.com, Inc.
1.00%, 5/12/26	5,000	4,603
1.65%, 5/12/28	5,000	4,439
1.50%, 6/3/30	5,000	4,137
2.10%, 5/12/31	10,000	8,400
3.10%, 5/12/51	10,000	7,050
4.10%, 4/13/62	5,000	4,146
Booking Holdings, Inc., 3.60%, 6/1/26	8,000	7,755
eBay, Inc., 1.90%, 3/11/25	5,000	4,826

(Cost $68,107)		56,177

Media - 3.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.15%, 11/10/26	5,000	5,051
4.40%, 4/1/33	5,000	4,371
6.384%, 10/23/35	5,000	4,842
6.484%, 10/23/45	5,000	4,573
5.375%, 5/1/47	5,000	3,946
4.80%, 3/1/50	5,000	3,620
Comcast Corp.
3.95%, 10/15/25	10,000	9,828
4.15%, 10/15/28	10,000	9,711
2.937%, 11/1/56	10,000	6,166
2.987%, 11/1/63	20,000	12,006
Discovery Communications LLC
5.20%, 9/20/47	5,000	4,072
4.65%, 5/15/50	5,000	3,799
Fox Corp., 3.05%, 4/7/25	5,000	4,867
Paramount Global
4.95%, 1/15/31	4,000	3,506
5.85%, 9/1/43	6,000	4,859
TWDC Enterprises 18 Corp., MTN, 2.95%, 6/15/27	5,000	4,740
Walt Disney Co.
2.75%, 9/1/49	8,000	5,171
3.60%, 1/13/51	5,000	3,802

(Cost $110,505)		98,930

Telecommunications - 4.6%
America Movil SAB de CV, 2.875%, 5/7/30	5,000	4,388
AT&T, Inc.
4.10%, 2/15/28	10,000	9,645
3.50%, 6/1/41	30,000	23,045
3.65%, 9/15/59	10,000	6,786
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 3/17/51	3,000	2,214
Corning, Inc., 5.35%, 11/15/48	4,000	3,853
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	5,000	5,901
Rogers Communications, Inc.
4.50%, 3/15/43	8,000	6,802
4.30%, 2/15/48	2,000	1,602
Telefonica Europe BV, 8.25%, 9/15/30	10,000	11,365
Verizon Communications, Inc.
3.376%, 2/15/25	5,000	4,904
4.016%, 12/3/29	8,000	7,596
2.355%, 3/15/32	10,000	8,111
4.40%, 11/1/34	10,000	9,301
2.875%, 11/20/50	15,000	9,570
3.55%, 3/22/51	5,000	3,638
Vodafone Group PLC
4.125%, 5/30/25	5,000	4,920
4.25%, 9/17/50	5,000	3,943

(Cost $144,848)		127,584

Consumer, Cyclical - 7.1%
Apparel - 0.2%
VF Corp., 2.40%, 4/23/25
(Cost $5,093)	5,000	4,800

Auto Manufacturers - 1.5%
General Motors Co., 6.60%, 4/1/36	10,000	10,503
General Motors Financial Co., Inc.
1.25%, 1/8/26	12,000	11,123
3.85%, 1/5/28	5,000	4,748
Honda Motor Co. Ltd., 2.534%, 3/10/27	5,000	4,673
Toyota Motor Credit Corp.
3.65%, 1/8/29	5,000	4,735
1.90%, 9/12/31	7,000	5,691

(Cost $42,848)		41,473

Auto Parts & Equipment - 0.1%
Aptiv PLC / Aptiv Corp., 4.15%, 5/1/52
(Cost $2,978)	4,000	3,059

Entertainment - 0.4%
Warnermedia Holdings, Inc.
4.279%, 3/15/32	10,000	8,829
5.141%, 3/15/52	4,000	3,252

(Cost $13,012)		12,081

Home Builders - 0.2%
NVR, Inc., 3.00%, 5/15/30
(Cost $5,289)	5,000	4,408
Home Furnishings - 0.2%
Whirlpool Corp., 2.40%, 5/15/31
(Cost $6,014)	6,000	4,930
Leisure Time - 0.2%
Harley-Davidson, Inc., 3.50%, 7/28/25
(Cost $5,114)	5,000	4,857
Retail - 4.1%
AutoNation, Inc., 3.50%, 11/15/24	5,000	4,927
Dollar General Corp., 3.875%, 4/15/27	8,000	7,695
Dollar Tree, Inc., 2.65%, 12/1/31	7,000	5,833
Home Depot, Inc.
3.00%, 4/1/26	8,000	7,709
3.90%, 6/15/47	2,000	1,615
4.50%, 12/6/48	5,000	4,417
2.375%, 3/15/51	5,000	2,944
2.75%, 9/15/51	5,000	3,192
Lowe’s Cos., Inc.
3.65%, 4/5/29	10,000	9,433
2.625%, 4/1/31	10,000	8,531
2.80%, 9/15/41	5,000	3,496
McDonald’s Corp.
MTN, 2.125%, 3/1/30	10,000	8,561
MTN, 4.45%, 9/1/48	5,000	4,336
Starbucks Corp.
4.00%, 11/15/28	2,000	1,933
2.55%, 11/15/30	2,000	1,718
3.50%, 11/15/50	5,000	3,661
Target Corp.
2.50%, 4/15/26	7,000	6,687
2.95%, 1/15/52	3,000	1,996
TJX Cos., Inc., 2.25%, 9/15/26	8,000	7,519
Walmart, Inc.
1.05%, 9/17/26	10,000	9,139
4.50%, 9/9/52	10,000	9,123

(Cost $134,058)		114,465

Toys/Games/Hobbies - 0.2%
Hasbro, Inc., 3.90%, 11/19/29
(Cost $6,054)	6,000	5,509

Consumer, Non-cyclical - 17.8%
Agriculture - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 5/14/31
(Cost $4,049)	4,000	3,406

Beverages - 0.8%
Coca-Cola Co., 4.20%, 3/25/50	6,000	5,305
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	7,000	6,569
PepsiCo, Inc.
1.95%, 10/21/31	10,000	8,197
2.75%, 10/21/51	5,000	3,294

(Cost $29,260)		23,365

Biotechnology - 1.8%
Amgen, Inc.
5.15%, 3/2/28	10,000	10,025
5.60%, 3/2/43	10,000	10,040
4.663%, 6/15/51	4,000	3,478
3.00%, 1/15/52	3,000	2,007
5.65%, 3/2/53	5,000	5,009
Baxalta, Inc., 5.25%, 6/23/45	5,000	4,825
Biogen, Inc., 3.25%, 2/15/51	5,000	3,418
Gilead Sciences, Inc.
1.65%, 10/1/30	2,000	1,633
4.00%, 9/1/36	9,000	7,975
2.80%, 10/1/50	1,000	646

(Cost $56,709)		49,056

Commercial Services - 1.0%
Equifax, Inc., 2.60%, 12/15/25	8,000	7,626
Global Payments, Inc., 5.95%, 8/15/52	5,000	4,920
PayPal Holdings, Inc., 2.85%, 10/1/29	5,000	4,461
Quanta Services, Inc., 2.90%, 10/1/30	5,000	4,337
RELX Capital, Inc., 4.00%, 3/18/29	5,000	4,778
S&P Global, Inc., 2.30%, 8/15/60	5,000	2,709

(Cost $32,875)		28,831

Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co., MTN, 4.00%, 8/15/45	3,000	2,631
Estee Lauder Cos., Inc., 2.00%, 12/1/24	5,000	4,874
Procter & Gamble Co., 2.85%, 8/11/27	11,000	10,386
Unilever Capital Corp., Series 30Y, 2.625%, 8/12/51	5,000	3,233

(Cost $24,745)		21,124

Food - 2.0%
Campbell Soup Co., 4.15%, 3/15/28	5,000	4,826
Conagra Brands, Inc., 5.40%, 11/1/48	5,000	4,623
General Mills, Inc., 3.20%, 2/10/27	6,000	5,705
Hershey Co., 2.65%, 6/1/50	4,000	2,592
Kellanova, 2.10%, 6/1/30	5,000	4,211
Kraft Heinz Foods Co.
4.25%, 3/1/31	5,000	4,752
4.875%, 10/1/49	5,000	4,467
Kroger Co.
4.45%, 2/1/47	3,000	2,538
3.95%, 1/15/50	3,000	2,359
McCormick & Co., Inc., 3.40%, 8/15/27	5,000	4,734
Mondelez International, Inc., 2.75%, 4/13/30	5,000	4,419
Sysco Corp., 6.60%, 4/1/50	5,000	5,652
Tyson Foods, Inc., 4.55%, 6/2/47	5,000	4,052

(Cost $63,390)		54,930

Healthcare-Products - 1.0%
Abbott Laboratories, 5.30%, 5/27/40	7,000	7,152
Agilent Technologies, Inc., 2.30%, 3/12/31	5,000	4,177
Baxter International, Inc., 2.60%, 8/15/26	7,000	6,566
DH Europe Finance II SARL, 2.60%, 11/15/29	5,000	4,446
Revvity, Inc., 3.625%, 3/15/51	5,000	3,502
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	4,000	3,265

(Cost $33,964)		29,108

Healthcare-Services - 3.0%
Aetna, Inc., 3.875%, 8/15/47	5,000	3,730
Centene Corp., 2.45%, 7/15/28	10,000	8,828
Elevance Health, Inc.
2.25%, 5/15/30	10,000	8,502
3.125%, 5/15/50	5,000	3,425
HCA, Inc.
5.375%, 2/1/25	8,000	7,973
4.125%, 6/15/29	2,000	1,883
3.50%, 9/1/30	5,000	4,473
5.25%, 6/15/49	3,000	2,696
Humana, Inc., 3.125%, 8/15/29	8,000	7,235
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	4,405
2.80%, 6/30/31	3,000	2,563
UnitedHealth Group, Inc.
5.30%, 2/15/30	15,000	15,290
4.75%, 5/15/52	6,000	5,470
5.875%, 2/15/53	5,000	5,352

(Cost $90,588)		81,825

Household Products/Wares - 0.2%
Kimberly-Clark Corp., 2.75%, 2/15/26
(Cost $5,148)	5,000	4,814

Pharmaceuticals - 7.1%
AbbVie, Inc.
3.80%, 3/15/25	5,000	4,899
3.60%, 5/14/25	10,000	9,800
4.70%, 5/14/45	5,000	4,617
4.25%, 11/21/49	12,000	10,341
AstraZeneca PLC
0.70%, 4/8/26	4,000	3,663
3.00%, 5/28/51	3,000	2,078
Becton Dickinson and Co., 4.669%, 6/6/47	5,000	4,433
Bristol-Myers Squibb Co.
0.75%, 11/13/25	5,000	4,652
3.40%, 7/26/29	6,000	5,596
4.25%, 10/26/49	8,000	6,711
Cigna Group
4.375%, 10/15/28	15,000	14,576
4.90%, 12/15/48	4,000	3,599
CVS Health Corp.
3.875%, 7/20/25	7,000	6,859
4.30%, 3/25/28	3,000	2,914
3.25%, 8/15/29	9,000	8,198
4.78%, 3/25/38	5,000	4,552
5.05%, 3/25/48	8,000	7,151
Eli Lilly & Co.
2.75%, 6/1/25	5,000	4,862
3.95%, 3/15/49	5,000	4,205
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28	5,000	4,838
Johnson & Johnson
5.95%, 8/15/37	10,000	11,036
3.50%, 1/15/48	3,000	2,369
McKesson Corp., 1.30%, 8/15/26	5,000	4,564
Merck & Co., Inc.
0.75%, 2/24/26	5,000	4,625
2.15%, 12/10/31	10,000	8,303
4.00%, 3/7/49	3,000	2,505
Novartis Capital Corp., 2.00%, 2/14/27	10,000	9,270
Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	10,000	9,642
Pfizer, Inc.
3.45%, 3/15/29	5,000	4,704
7.20%, 3/15/39	10,000	11,893
Sanofi SA, 3.625%, 6/19/28	3,000	2,897
Zoetis, Inc.
2.00%, 5/15/30	3,000	2,517
4.70%, 2/1/43	2,000	1,830

(Cost $220,605)		194,699

Energy - 3.7%
Oil & Gas - 0.5%
Marathon Petroleum Corp. 3.80%, 4/1/28	2,000	1,906
4.50%, 4/1/48	3,000	2,474
Phillips 66, 5.875%, 5/1/42	5,000	5,169
Valero Energy Corp., 3.65%, 12/1/51	5,000	3,528

(Cost $16,391)		13,077

Oil & Gas Services - 0.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	6,000	4,840
Halliburton Co., 2.92%, 3/1/30	8,000	7,111

(Cost $12,709)		11,951

Pipelines - 2.8%
Enbridge, Inc.
3.70%, 7/15/27	5,000	4,777
3.40%, 8/1/51	5,000	3,494
Enterprise Products Operating LLC
2.80%, 1/31/30	5,000	4,441
4.20%, 1/31/50	3,000	2,481
3.30%, 2/15/53	5,000	3,491
Series E, 5.25%, 8/16/77	5,000	4,760
MPLX LP, 1.75%, 3/1/26	15,000	13,996
ONEOK, Inc.
2.75%, 9/1/24	5,000	4,925
5.20%, 7/15/48	5,000	4,520

Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	9,932
4.50%, 5/15/30	5,000	4,789
Targa Resources Corp., 6.15%, 3/1/29	3,000	3,094
TransCanada PipeLines Ltd.
4.10%, 4/15/30	2,000	1,874
7.625%, 1/15/39	5,000	5,837
4.875%, 5/15/48	3,000	2,629
Williams Cos., Inc., 4.00%, 9/15/25	1,000	981

(Cost $84,695)		76,021

Financial - 32.0%
Banks - 23.1%
Banco Santander SA, 2.958%, 3/25/31	10,000	8,529
Bank of America Corp.
MTN, 2.015%, 2/13/26	15,000	14,492
MTN, 1.197%, 10/24/26	20,000	18,639
5.08%, 1/20/27	10,000	9,939
3.419%, 12/20/28	20,000	18,695
MTN, 2.676%, 6/19/41	4,000	2,797
MTN, 4.083%, 3/20/51	10,000	8,085
MTN, 2.831%, 10/24/51	10,000	6,424
2.972%, 7/21/52	4,000	2,664
Bank of Montreal, MTN, 1.25%, 9/15/26	10,000	9,103
Bank of New York Mellon Corp., MTN, 3.95%, 11/18/25	15,000	14,689
Bank of Nova Scotia
4.50%, 12/16/25	5,000	4,915
5.65%, 2/1/34	3,000	3,050
Barclays PLC, 2.667%, 3/10/32	25,000	20,436
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	10,000	9,349
Citigroup, Inc.
3.875%, 3/26/25	5,000	4,908
3.30%, 4/27/25	5,000	4,890
4.45%, 9/29/27	15,000	14,543
2.976%, 11/5/30	5,000	4,413
2.572%, 6/3/31	10,000	8,463
2.561%, 5/1/32	5,000	4,118
6.174%, 5/25/34	5,000	5,037
4.75%, 5/18/46	5,000	4,378
Cooperatieve Rabobank UA, 5.25%, 5/24/41	5,000	5,058
Credit Suisse AG/New York NY, MTN, 3.625%, 9/9/24	5,000	4,947
Deutsche Bank AG, 3.70%, 5/30/24(a)	5,000	4,973
Deutsche Bank AG/New York NY, 3.035%, 5/28/32(a)	15,000	12,405
Fifth Third Bancorp, 4.337%, 4/25/33	5,000	4,535
Goldman Sachs Group, Inc.
MTN, 3.85%, 7/8/24	10,000	9,937
3.50%, 1/23/25	10,000	9,828
1.542%, 9/10/27	5,000	4,549
2.615%, 4/22/32	7,000	5,822
2.65%, 10/21/32	8,000	6,601
6.25%, 2/1/41	10,000	10,802
HSBC Holdings PLC
1.589%, 5/24/27	10,000	9,157
6.50%, 9/15/37	10,000	10,530
6.10%, 1/14/42	5,000	5,472
HSBC USA, Inc., 3.50%, 6/23/24	15,000	14,894
ING Groep NV, 3.95%, 3/29/27	10,000	9,631
JPMorgan Chase & Co.
2.083%, 4/22/26	15,000	14,437
1.578%, 4/22/27	15,000	13,870
2.522%, 4/22/31	15,000	12,823
2.956%, 5/13/31	10,000	8,691
4.912%, 7/25/33	15,000	14,563
3.964%, 11/15/48	10,000	8,044
KeyCorp
MTN, 4.10%, 4/30/28	5,000	4,689
MTN, 2.55%, 10/1/29	5,000	4,188
Lloyds Banking Group PLC
1.627%, 5/11/27	10,000	9,177
4.344%, 1/9/48	4,000	3,151
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	10,000	9,462
4.05%, 9/11/28	6,000	5,813
3.741%, 3/7/29	5,000	4,725
Mizuho Financial Group, Inc., 2.564%, 9/13/31	10,000	8,119
Morgan Stanley
GMTN, 3.70%, 10/23/24	5,000	4,940
0.79%, 5/30/25	12,000	11,831
GMTN, 4.35%, 9/8/26	5,000	4,889
GMTN, 2.699%, 1/22/31	15,000	12,992
MTN, 5.25%, 4/21/34	6,000	5,893
2.484%, 9/16/36	5,000	3,929
4.30%, 1/27/45	5,000	4,337
4.375%, 1/22/47	5,000	4,317
MTN, 2.802%, 1/25/52	6,000	3,863
NatWest Group PLC
4.269%, 3/22/25	5,000	4,996
1.642%, 6/14/27	7,000	6,402
PNC Financial Services Group, Inc.
3.90%, 4/29/24	5,000	4,983
6.875%, 10/20/34	6,000	6,508
Royal Bank of Canada, 1.20%, 4/27/26	12,000	11,049
Santander Holdings USA, Inc., 4.40%, 7/13/27	10,000	9,588
State Street Corp., 2.20%, 3/3/31	5,000	4,138
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	5,000	4,723
3.364%, 7/12/27	15,000	14,230
3.05%, 1/14/42	5,000	3,778
Toronto-Dominion Bank, MTN, 1.20%, 6/3/26	10,000	9,179

Truist Financial Corp., MTN, 3.70%, 6/5/25	15,000	14,679
UBS AG, 4.50%, 6/26/48	4,000	3,666
UBS Group AG, 4.55%, 4/17/26	5,000	4,913
US Bancorp 2.40%, 7/30/24	5,000	4,935
MTN, 1.375%, 7/22/30	6,000	4,759
Westpac Banking Corp., 4.11%, 7/24/34	15,000	13,716

(Cost $692,345)		636,682

Diversified Financial Services - 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	10,000	9,230
3.85%, 10/29/41	5,000	3,870
Air Lease Corp., 1.875%, 8/15/26	10,000	9,186
Ally Financial, Inc., 8.00%, 11/1/31	5,000	5,494
American Express Co.
1.65%, 11/4/26	15,000	13,720
4.05%, 12/3/42	3,000	2,586
Capital One Financial Corp., 5.817%, 2/1/34	10,000	9,890
Charles Schwab Corp., 4.625%, 3/22/30	10,000	9,883
CME Group, Inc., 3.75%, 6/15/28	8,000	7,726
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,876
3.00%, 9/15/60	5,000	3,109
Mastercard, Inc., 3.80%, 11/21/46	6,000	4,963
Nasdaq, Inc., 3.95%, 3/7/52	5,000	3,805
Nomura Holdings, Inc., 2.679%, 7/16/30	10,000	8,459
Visa, Inc.
3.15%, 12/14/25	5,000	4,850
2.75%, 9/15/27	5,000	4,685
3.65%, 9/15/47	4,000	3,189
Voya Financial, Inc., 4.70%, 1/23/48	5,000	4,219

(Cost $128,410)		113,740

Insurance - 1.8%
Aflac, Inc., 3.60%, 4/1/30	5,000	4,640
Allstate Corp., 4.20%, 12/15/46	5,000	4,097
American International Group, Inc.
3.40%, 6/30/30	2,000	1,806
4.375%, 6/30/50	3,000	2,578
AXIS Specialty Finance LLC, 4.90%, 1/15/40	5,000	4,430
Chubb INA Holdings, Inc., 4.35%, 11/3/45	5,000	4,422
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	5,000	4,221
MetLife, Inc., 4.60%, 5/13/46	5,000	4,473
Progressive Corp., 4.125%, 4/15/47	3,000	2,523
Prudential Financial, Inc., MTN, 2.10%, 3/10/30	8,000	6,846
Travelers Cos., Inc., MTN, 6.25%, 6/15/37	5,000	5,500
Willis North America, Inc., 5.05%, 9/15/48	5,000	4,491

(Cost $60,140)		50,027

Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	8,000	7,033
American Tower Corp.
3.80%, 8/15/29	2,000	1,853
2.90%, 1/15/30	10,000	8,774
AvalonBay Communities, Inc., 2.05%, 1/15/32	5,000	4,084
Boston Properties LP, 3.40%, 6/21/29	5,000	4,413
Crown Castle, Inc.
3.65%, 9/1/27	2,000	1,888
3.80%, 2/15/28	6,000	5,653
Digital Realty Trust LP, 3.60%, 7/1/29	6,000	5,534
Healthpeak OP LLC, 3.00%, 1/15/30	5,000	4,389
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	6,000	4,962
Kilroy Realty LP, 2.65%, 11/15/33	8,000	5,833
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	7,000	6,930
Prologis LP, 4.375%, 2/1/29	5,000	4,887
Simon Property Group LP, 4.25%, 11/30/46	5,000	4,067
Ventas Realty LP, 4.40%, 1/15/29	6,000	5,749
Welltower OP LLC, 4.25%, 4/15/28	5,000	4,841

(Cost $91,121)		80,890

Industrial - 6.6%
Building Materials - 0.7%
Carrier Global Corp.
2.493%, 2/15/27	3,000	2,789
3.577%, 4/5/50	6,000	4,427
Martin Marietta Materials, Inc., 2.40%, 7/15/31	8,000	6,651
Masco Corp., 2.00%, 10/1/30	5,000	4,073

(Cost $21,257)		17,940

Electrical Components & Equipment - 0.1%
Emerson Electric Co., 2.75%, 10/15/50
(Cost $5,126)	5,000	3,205
Electronics - 0.6%
Amphenol Corp., 2.20%, 9/15/31	6,000	4,925
Flex Ltd., 4.875%, 5/12/30	3,000	2,896
Fortive Corp., 3.15%, 6/15/26	5,000	4,776
Vontier Corp., 2.95%, 4/1/31	5,000	4,120

(Cost $19,251)		16,717

Environmental Control - 0.4%
Republic Services, Inc., 2.30%, 3/1/30	5,000	4,299
Waste Connections, Inc., 2.60%, 2/1/30	5,000	4,409
Waste Management, Inc., 3.15%, 11/15/27	3,000	2,825

(Cost $13,676)		11,533

Hand/Machine Tools - 0.2%
Stanley Black & Decker, Inc., 4.00%, 3/15/60
(Cost $5,255)	6,000	5,356
Machinery-Construction & Mining - 0.4%
Caterpillar Financial Services Corp., 0.90%, 3/2/26	5,000	4,617
Caterpillar, Inc., 3.25%, 9/19/49	7,000	5,157

(Cost $11,757)		9,774

Machinery-Diversified - 0.8%
CNH Industrial Capital LLC, 1.875%, 1/15/26	7,000	6,564
Deere & Co., 3.90%, 6/9/42	8,000	6,837
John Deere Capital Corp., MTN, 2.05%, 1/9/25	10,000	9,740

(Cost $26,309)		23,141

Miscellaneous Manufacturing - 0.9%
3M Co., MTN, 4.00%, 9/14/48	5,000	4,040
Eaton Corp., 4.15%, 11/2/42	4,000	3,476
General Electric Co., MTN, 6.75%, 3/15/32	4,000	4,444
Parker-Hannifin Corp., 3.25%, 6/14/29	10,000	9,206
Teledyne Technologies, Inc., 1.60%, 4/1/26	5,000	4,638

(Cost $28,808)		25,804

Packaging & Containers - 0.2%
WRKCo, Inc., 3.75%, 3/15/25
(Cost $5,126)	5,000	4,901

Transportation - 2.3%
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,798
2.45%, 5/1/50	5,000	3,122
Canadian Pacific Railway Co.
3.50%, 5/1/50	5,000	3,657
3.10%, 12/2/51	3,000	2,042
CSX Corp., 2.40%, 2/15/30	10,000	8,687
FedEx Corp.
4.25%, 5/15/30	5,000	4,774
5.25%, 5/15/50	5,000	4,723
Norfolk Southern Corp., 4.05%, 8/15/52	6,000	4,795
Ryder System, Inc., MTN, 2.90%, 12/1/26	5,000	4,702
Union Pacific Corp.
2.375%, 5/20/31	10,000	8,456
3.839%, 3/20/60	9,000	6,834
United Parcel Service, Inc., 3.75%, 11/15/47	7,000	5,550

(Cost $77,145)		62,140

Technology - 10.3%
Computers - 3.2%
Apple, Inc.
3.20%, 5/13/25	12,000	11,748
3.85%, 8/4/46	15,000	12,541
3.75%, 11/13/47	15,000	12,230
2.95%, 9/11/49	2,000	1,398
Dell International LLC / EMC Corp., 6.02%, 6/15/26	5,000	5,056
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	7,000	6,507
6.35%, 10/15/45	3,000	3,105
HP, Inc.,3.40%, 6/17/30	10,000	9,013
International Business Machines Corp.
3.50%, 5/15/29	15,000	14,012
4.25%, 5/15/49	5,000	4,193
NetApp, Inc., 1.875%, 6/22/25	5,000	4,771
Western Digital Corp., 2.85%, 2/1/29	5,000	4,219

(Cost $103,663)		88,793

Semiconductors - 3.3%
Analog Devices, Inc., 2.95%, 10/1/51	5,000	3,336
Applied Materials, Inc., 2.75%, 6/1/50	3,000	2,022
Broadcom, Inc.
144A, 3.137%, 11/15/35	12,000	9,528
144A, 3.187%, 11/15/36	10,000	7,829
Intel Corp.
3.70%, 7/29/25	10,000	9,797
4.10%, 5/11/47	5,000	4,116
3.05%, 8/12/51	6,000	3,976
3.10%, 2/15/60	7,000	4,434
Lam Research Corp., 4.875%, 3/15/49	2,000	1,885
Marvell Technology, Inc., 1.65%, 4/15/26	6,000	5,569
Micron Technology, Inc., 2.703%, 4/15/32	10,000	8,212
NVIDIA Corp., 3.70%, 4/1/60	4,000	3,148
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	5,000	4,703
QUALCOMM, Inc.
3.45%, 5/20/25	5,000	4,898
1.65%, 5/20/32	10,000	7,816
Texas Instruments, Inc., 4.15%, 5/15/48	5,000	4,250
TSMC Arizona Corp., 2.50%, 10/25/31	5,000	4,236

(Cost $106,436)		89,755

Software - 3.8%
Adobe, Inc., 2.15%, 2/1/27	7,000	6,520
Autodesk, Inc., 2.40%, 12/15/31	5,000	4,154
Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	5,000	4,191
Electronic Arts, Inc., 1.85%, 2/15/31	5,000	4,072
Fidelity National Information Services, Inc., 2.25%, 3/1/31	7,000	5,860
Fiserv, Inc., 4.20%, 10/1/28	10,000	9,596
Microsoft Corp.
2.40%, 8/8/26	10,000	9,470
2.525%, 6/1/50	6,000	3,873
144A, 2.50%, 9/15/50	2,000	1,272
2.921%, 3/17/52	10,000	6,914
3.95%, 8/8/56	2,000	1,687

Oracle Corp.
2.50%, 4/1/25	5,000	4,843
2.95%, 5/15/25	5,000	4,853
2.80%, 4/1/27	5,000	4,666
2.95%, 4/1/30	6,000	5,295
4.30%, 7/8/34	15,000	13,614
3.60%, 4/1/50	7,000	4,940
3.95%, 3/25/51	5,000	3,734
VMware, Inc., 4.70%, 5/15/30	6,000	5,774

(Cost $123,274)		105,328

Utilities - 8.8%
Electric - 7.0%
AEP Texas, Inc., 5.25%, 5/15/52	4,000	3,756
Avangrid, Inc., 3.20%, 4/15/25	7,000	6,811
Baltimore Gas and Electric Co., 3.50%, 8/15/46	5,000	3,693
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	4,714
Series AF, 3.35%, 4/1/51	5,000	3,611
CMS Energy Corp., 3.00%, 5/15/26	6,000	5,715
Commonwealth Edison Co.
2.55%, 6/15/26	10,000	9,464
4.00%, 3/1/48	5,000	4,010
3.00%, 3/1/50	6,000	3,961
Series 130, 3.125%, 3/15/51	15,000	10,065
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 3/15/36	10,000	10,314
3.20%, 12/1/51	5,000	3,396
3.60%, 6/15/61	5,000	3,596
Consumers Energy Co., 3.95%, 5/15/43	6,000	5,036
Eversource Energy
5.45%, 3/1/28	12,000	12,073
3.45%, 1/15/50	13,000	8,872
Exelon Corp., 3.40%, 4/15/26	10,000	9,632
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,392
National Grid PLC, 5.602%, 6/12/28	4,000	4,053
National Rural Utilities Cooperative Finance Corp.
5.80%, 1/15/33	4,000	4,141
4.40%, 11/1/48	10,000	8,455
NSTAR Electric Co., 3.10%, 6/1/51	2,000	1,365
Ohio Power Co., Series Q, 1.625%, 1/15/31	5,000	3,993
Oncor Electric Delivery Co. LLC, 2.75%, 5/15/30	5,000	4,400
PPL Electric Utilities Corp., 3.00%, 10/1/49	10,000	6,864
Public Service Electric and Gas Co.
MTN, 1.90%, 8/15/31	10,000	8,065
MTN, 2.05%, 8/1/50	5,000	2,810
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	8,145
Series RRR, 3.75%, 6/1/47	10,000	7,713
Sempra
3.40%, 2/1/28	8,000	7,531
4.00%, 2/1/48	4,000	3,116
4.125%, 4/1/52	5,000	4,595

(Cost $231,120)		193,357

Gas - 1.1%
Atmos Energy Corp.
1.50%, 1/15/31	6,000	4,778
2.85%, 2/15/52	4,000	2,566
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	5,000	4,190
Southern California Gas Co.
Series XX, 2.55%, 2/1/30	10,000	8,690
Series VV, 4.30%, 1/15/49	5,000	4,109
Southwest Gas Corp., 3.18%, 8/15/51	8,000	5,162

(Cost $38,359)		29,495

Water - 0.7%
American Water Capital Corp.
3.40%, 3/1/25	6,000	5,885
3.45%, 5/1/50	11,000	8,059
Essential Utilities, Inc., 2.40%, 5/1/31	8,000	6,577

(Cost $27,733)		20,521

TOTAL CORPORATE BONDS (Cost $3,098,632)		2,713,294

	Number of Shares
CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $8,133)	8,133	8,133

TOTAL INVESTMENTS - 98.9% (Cost $3,106,765)		$2,721,427
Other assets and liabilities, net - 1.1%		30,117

NET ASSETS - 100.0%		$2,751,544

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CORPORATE BONDS — 0.6%
Financial — 0.6%
Deutsche Bank AG, 3.700%, 5/30/24(a)
4,866	15	—	—	92	138	—	5,000	4,973
Deutsche Bank AG/New York NY, 3.035%, 5/28/32(a)
11,905	—	(7)	—	507	340	—	15,000	12,405
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
18,520	76,108	(86,495)	—	—	282	—	8,133	8,133

35,291	76,123	(86,502)	—	599	760	—	28,133	25,511

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$2,713,294	$—	$2,713,294
Short-Term Investments(a)	8,133	—	—	8,133

TOTAL	$8,133	$2,713,294	$—	$2,721,427

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESCR-PH3

R-089711-1 (5/24) DBX005195 (5/24)